Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Offsetting Financial Assets and Financial Liabilities
NOTE 6:  OFFSETTING FINANCIAL ASSETS AND FINANCIAL LIABILITIES
The Bank enters into netting agreements with counterparties (such as clearing houses) to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending transactions, and OTC and exchange-traded derivatives. These netting agreements and similar arrangements generally allow the counterparties to set-off
liabilities against available assets received. The right to
set-off
is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying against that amount an amount receivable from the other party. These agreements effectively reduce the Bank’s credit exposure by what it would have been if those same counterparties were liable for the gross exposure on the same underlying contracts.
Netting arrangements are typically constituted by a master netting agreement which specifies the general terms of the agreement between the counterparties, including information on the basis of the netting calculation, types of collateral, and the definition of default and other termination events for transactions executed under the agreement. The master netting agreements contain the terms and conditions by which all (or as many as possible) relevant transactions between the counterparties are governed. Multiple individual transactions are subsumed under this general master netting agreement, forming a single legal contract under which the counterparties conduct their relevant mutual business. In addition to the mitigation of credit risk, placing individual transactions under a single master netting agreement that provides for netting of transactions in scope also helps to mitigate settlement risks associated with transacting in multiple jurisdictions or across multiple contracts. These arrangements include clearing agreements, global master repurchase agreements, and global master securities lending agreements.
In the normal course of business, the Bank enters into contracts to buy and sell goods and services from various suppliers. Some of these contracts may have netting provisions that allow for the offset of various trade payables and receivables in the event of default of one of the parties. While these are not disclosed in the following table, the gross amount of all payables and receivables to and from the Bank’s vendors is disclosed in Note 16 in accounts receivable and other items, and in Note 18 in accounts payable, accrued expenses, and other items.
The Bank also enters into regular way purchases and sales of stocks and bonds. Some of these transactions may have netting provisions that allow for the offset of broker payables and broker receivables related to these purchases and sales. While these are not disclosed in the following table, the amount of receivables are disclosed in amounts receivable from brokers, dealers, and clients, and payables are disclosed in amounts payable to brokers, dealers, and clients.
The

following

table provides a summary of the financial assets and liabilities which are subject to enforceable master netting agreements and similar arrangements, including amounts not otherwise set-off on the Consolidated Balance Sheet, as well as financial collateral received to mitigate credit exposures for these financial assets and liabilities. The gross financial assets and liabilities are reconciled to net amounts and are presented within the associated line on the Consolidated Balance Sheet, after transactions with the same counterparties have been offset. Related amounts and collateral received that are not offset on the Consolidated Balance Sheet, but are otherwise subject to the same enforceable netting agreements and similar arrangements, are then presented to arrive at a net amount.

Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars)					As at
					October 31, 2022
				Amounts subject to an enforceable master netting arrangement or similar agreement that are not offset in the Consolidated Balance Sheet 1,2
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount

Financial Assets
Derivatives	$121,791	$17,918	$103,873	$60,796	$18,887	$24,190

Securities purchased under reverse repurchase agreements	183,323	23,156	160,167	8,473	149,315	2,379

Total	305,114	41,074	264,040	69,269	168,202	26,569

Financial Liabilities
Derivatives	109,051	17,918	91,133	60,796	28,374	1,963

Obligations related to securities sold under repurchase agreements	151,180	23,156	128,024	8,473	118,391	1,160
Total	$260,231	$41,074	$219,157	$69,269	$146,765	$3,123

					October 31, 2021

Financial Assets
Derivatives	$60,692	$6,265	$54,427	$34,239	$9,774	$10,414

Securities purchased under reverse repurchase agreements	191,818	24,534	167,284	10,130	156,505	649

Total	252,510	30,799	221,711	44,369	166,279	11,063

Financial Liabilities
Derivatives	63,387	6,265	57,122	34,239	21,660	1,223

Obligations related to securities sold under repurchase agreements	168,631	24,534	144,097	10,130	133,626	341
Total	$232,018	$30,799	$201,219	$44,369	$155,286	$1,564

1	Excess collateral as a result of overcollateralization has not been reflected in the table.
2	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.